John Hancock Funds II

601 Congress Street

Boston, MA 02210

August 26, 2016

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the form of prospectus and statement of additional information dated August 24, 2016 for Class R6 shares of U.S. Equity Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 171 to the Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission on August 23, 2016 via EDGAR.

If you have any questions or comments, please call me at (617) 663-4311.

/s/ Thomas Dee

Thomas Dee

Assistant Secretary